Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of reconciliation of the differences between the statutory income tax rate

	For the year ended
	December 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences	(10.4)	(10.0)	—
Change in valuation allowance	(14.6)	(15.0)	(25.0)
Others	—	—	(0.6)
Effective income tax rate	—	—	(0.6)

Schedule of net operating tax loss carry forwards

As of December 31, 2020, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2021	15,110
Loss expiring in 2022	17,811
Loss expiring in 2023	64,758
Loss expiring in 2024	179,412
Loss expiring in 2025	68,548
345,639

Schedule of temporary differences to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	43,262	20,871
Accrued expense and other payables	6,615	13,422
Net operating tax loss carry forwards (Note)	39,836	86,410
Total deferred tax assets	89,713	120,703
Less: valuation allowance	(89,713)	(120,703)
Net deferred tax assets	—	—

Note: Upon the acquisition of Longye on January 13, 2020, the Group recorded deferred tax assets due to tax losses and related valuation allowance by approximately RMB1,494 (US$229) and RMB1,494 (US$229), respectively.

Schedule of aggregate valuation allowances for deferred tax assets valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Addition	Balance at December 31
	RMB	RMB	RMB
2018	(48,555)	(14,159)	(62,714)
2019	(62,714)	(26,999)	(89,713)
2020	(89,713)	(30,990)	(120,703)

	December 31, 2019	December 31, 2020
	RMB	RMB
Deferred tax liabilities:
Identifiable intangible assets arising from acquisition	—	5,451
Total deferred tax liabilities	—	5,451